UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-0523

The Dreyfus Fund Incorporated
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette. E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/2012

FORM N-Q

Item 1.                        Schedule of Investments.

SSL-DOCS2 70180139v2

STATEMENT OF INVESTMENTS
The Dreyfus Fund Incorporated
March 31, 2012 (Unaudited)

Common Stocks--100.1%	Shares	Value ($)
Consumer Discretionary--14.1%
Amazon.com	62,240a	12,604,222
Carnival	239,710	7,689,897
Dick's Sporting Goods	185,610	8,924,129
Johnson Controls	183,180	5,949,686
Limited Brands	183,330	8,799,840
Macy's	349,850	13,899,541
McDonald's	152,900	14,999,490
Michael Kors Holdings	186,300	8,679,717
Newell Rubbermaid	514,100	9,156,121
News, Cl. A	766,410	15,090,613
Nordstrom	169,310	9,433,953
PVH	73,270	6,545,209
Toll Brothers	361,070a	8,662,069
Under Armour, Cl. A	62,850 a,b,c	5,907,900
Viacom, Cl. B	273,180	12,965,123
		149,307,510
Consumer Staples--10.8%
Avon Products	331,150	6,411,064
Coca-Cola Enterprises	342,660	9,800,076
Energizer Holdings	112,190a	8,322,254
Kraft Foods, Cl. A	310,380	11,797,544
PepsiCo	271,030	17,982,841
Philip Morris International	275,880	24,445,727
Procter & Gamble	371,830	24,990,694
Whole Foods Market	121,131c	10,078,099
		113,828,299
Energy--10.5%
Anadarko Petroleum	174,150	13,642,911
Apache	89,780	9,017,503
Chevron	242,860	26,044,306
ENSCO, ADR	211,820	11,211,633

EOG Resources	70,960	7,883,656
National Oilwell Varco	246,150	19,561,541
Occidental Petroleum	150,710	14,352,113
TransCanada	228,910b	9,843,130
		111,556,793
Exchange Traded Funds--.8%
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	57,140	8,045,883
Financial--16.2%
Affiliated Managers Group	119,066a	13,312,769
American Express	250,570	14,497,980
Bank of America	810,440	7,755,911
Capital One Financial	174,640	9,734,434
CBRE Group, Cl. A	566,840a	11,314,126
Chubb	106,990	7,394,079
Citigroup	395,572	14,458,157
Discover Financial Services	227,480	7,584,183
IntercontinentalExchange	77,370a	10,632,185
JPMorgan Chase & Co.	458,950	21,102,521
Moody's	189,630	7,983,423
T. Rowe Price Group	219,830	14,354,899
Wells Fargo & Co.	932,820	31,846,475
		171,971,142
Health Care--11.3%
Amylin Pharmaceuticals	218,988a	5,465,940
Baxter International	188,790	11,285,866
Cigna	198,330	9,767,752
Covidien	328,355	17,954,451
McKesson	103,330	9,069,274
Omnicare	144,390	5,135,952
Pfizer	1,185,020	26,852,553
Sanofi, ADR	299,250	11,595,938
St. Jude Medical	213,530	9,461,514
Zimmer Holdings	205,200	13,190,256
		119,779,496
Industrial--11.7%
Caterpillar	144,670c	15,410,248
Cummins	120,000c	14,404,800

Eaton	133,550	6,654,796
FedEx	136,760	12,576,450
General Electric	1,330,540	26,703,938
JB Hunt Transport Services	156,910	8,531,197
Robert Half International	273,950	8,300,685
Stanley Black & Decker	141,260	10,871,370
Tyco International	358,255	20,126,766
		123,580,250
Information Technology--21.6%
Apple	116,246a,c	69,685,990
Broadcom, Cl. A	252,900a	9,938,970
Cisco Systems	379,900	8,034,885
Citrix Systems	97,610a	7,702,405
F5 Networks	79,730a,c	10,760,361
Google, Cl. A	28,583a	18,328,563
Informatica	147,410a	7,797,989
International Business Machines	54,650	11,402,722
Oracle	539,348	15,727,388
QUALCOMM	320,390	21,792,928
Salesforce.com	90,310a,c	13,953,798
SanDisk	231,650a	11,487,524
Texas Instruments	435,980	14,653,288
VMware, Cl. A	70,640a	7,937,817
		229,204,628
Materials--.5%
LyondellBasell Industries, Cl. A	128,890	5,626,049
Telecommunication Services--2.6%
AT&T	883,920	27,604,822
Total Common Stocks
(cost $840,781,560)		1,060,504,872

Other Investment--.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $136,324)	136,324[d]	136,324
Investment of Cash Collateral for
Securities Loaned--1.3%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $14,233,908)	14,233,908[d]	14,233,908
Total Investments (cost $855,151,792)	101.4%	1,074,875,104
Liabilities, Less Cash and Receivables	(1.4%)	(14,933,657)
Net Assets	100.0%	1,059,941,447

ADR - American Depository Receipts

a	Non-income producing security.
b	Security, or portion thereof, on loan. At March 31, 2012, the value of the fund's securities on loan was $13,920,613 and the value of the collateral held by the fund was $14,233,908.
c	Held by a broker as collateral for open options written.
d	Investment in affiliated money market mutual fund.

At March 31, 2012, net unrealized appreciation on investments was $219,778,037 of which $230,387,718 related to appreciated investment securities and $10,609,681 related to depreciated investment securities. At March 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	21.6
Financial	16.2
Consumer Discretionary	14.1
Industrial	11.7
Health Care	11.3
Consumer Staples	10.8
Energy	10.5
Telecommunication Services	2.6
Money Market Investments	1.3
Exchange Traded Funds	.8
Materials	.5
101.4
† Based on net assets.

STATEMENT OF OPTIONS WRITTEN
March 31, 2012 (Unaudited)

	Number of
	Contracts		Value ($)
Call Options:
Apple,
May 2012 @ $650	290	a	(345,100)
Caterpillar,
May 2012 @ $115	725	a	(95,700)
Cummins,
May 2012 @ $130	600	a	(132,000)
Cummins,
June 2012 @ $130	600	a	(183,000)
F5 Networks,
May 2012 @ $145	400	a	(174,000)
Salesforce.Com,
May 2012 @ $170	450	a	(153,000)
Under Armour, Cl.A.
May 2012 @ $105	315	a	(47,250)
Whole Foods Market,
May 2012 @ $90	605	a	(63,525)
(premiums received $1,248,300)			(1,193,575)

a - Non-income producing security.

The following is a summary of the inputs used as of March 31, 2012 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	1,005,502,522	-	-	1,005,502,522
Equity Securities - Foreign+	46,956,467	-	-	46,956,467
Mutual Funds/Exchange Traded Funds	22,416,115	-	-	22,416,115
Liabilities ($)
Other Financial Instruments:
Options Written	(1,193,575)	-	-	(1,193,575)
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Fund Incorporated

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 23, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	May 23, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)